Sale of assets Financial Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations	$ 9,278	$ 52,881	$ 3,099
CNG Compressor Business and Industrial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	8,837	46,268	57,715
Cost of revenue	7,548	34,647	43,495
Research and development	603	2,972	3,960
General and administrative	1,083	5,027	3,429
Sales and marketing	575	2,713	2,765
Operating Expenses	9,809	45,359	53,649
Operating income (loss) from discontinued operations	(972)	909	4,066
Restructuring costs	1,268	0	0
Net gain on sale of assets	(10,710)	(58,310)	0
Other expenses (recovery)	0	220
Other expenses (recovery)			(93)
Income from discontinued operations before income tax	8,470	58,999	4,159
Income tax expense (recovery)	(808)	6,118	1,060
Net income from discontinued operations	$ 9,278	$ 52,881	$ 3,099